Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues		$ 856	$ 1,306	$ 2,879
Cost of revenues		225	800	683
Gross profit		631	506	2,196
Research and development expenses		2,097	1,707	1,641
Sales and marketing		912	1,515	2,484
Impairment of intangible assets		115	1,344	1,042
General and administrative expenses		6,371	4,526	3,844
Other income, net		(490)	(1,270)
Operating loss		8,374	7,316	6,815
Equity losses of an associate		500	429	210
Gain from sale of an associate		(2,231)
Finance income		(2,278)	(612)	(2,219)
Finance expenses		8,199	353	1,055
Loss before income taxes		12,564	7,486	5,861
Taxes on income			(14)	22
Net loss and total comprehensive loss		12,564	7,472	5,883
Attributable to:
Equity holders of the Company		12,179	6,284	5,122
Non-controlling interests		385	1,188	761
Profit loss		$ 12,564	$ 7,472	$ 5,883
Basic loss per ordinary share attributable to equity holders of the Company (in Dollars per share)	[1]	$ 98.07	$ 203.89	$ 2,374.55
Diluted loss per ordinary share attributable to equity holders of the Company (in Dollars per share) (in Dollars per share)	[1]	$ 98.07	$ 203.89	$ 2,374.55

[1]	Share and per share data in these consolidated financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Fifth Reverse Share Split (see note 18a).